Non-Controlling Interests (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 1,156,178	$ 166,524	¥ 1,227,533	¥ 1,519,045	¥ 1,619,045
Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[1]	1,134,374	163,384	1,133,232
Hainan Yingli [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	[2]	0	0	56,468
Yingli Lixian [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		4,040	582	8,419
Yingli Shenzhen [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		26,681	3,843	26,498
Yingli Greece [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		(11,082)	(1,596)	(1,696)
Other subsidiaries [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest		¥ 2,165	$ 311	¥ 4,612

[1]	Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interest in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”, another third party unrelated to the Company), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in Tianwei Yingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future. As of December 31, 2016, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right. Subject to applicable laws in the PRC, the Cayman Islands, any jurisdiction in which our ordinary shares are listed and any jurisdiction in which a qualified securities exchange, including the NYSE, is located and further subject to the listing rules of such exchange, Tianwei Baobian and/or Tianwei Group may exercise the subscription right by sending a written notice to us within one month following the first date on which all conditions listed above are satisfied, accompanied by copies of related approvals and opinion of counsel. Prior to exercising its subscription right, Tianwei Baobian and/or Tianwei Group is required to retain an asset valuation firm reasonably acceptable to us to obtain a valuation of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli in accordance with internationally accepted valuation methods and relevant PRC laws and regulations. The valuation report will need to be acknowledged by both Tianwei Baobian and/or Tianwei Group and us. The number of our new ordinary shares that the Company is obligated to issue to Tianwei Baobian and/or Tianwei Group upon its exercise of the subscription right will be calculated. Number of new shares to be issued to Tianwei Baobian and/or Tianwei Group = Total number of our shares immediately before the exercise of the subscription right *(Percentage of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli immediately before the exercise of the subscription right/ Percentage of our equity interest in Tianwei Yingli immediately before the exercise of the subscription right)
[2]	In December 2016, the Company entered into an agreement with the non-controlling interest holder of Hainan Yingli (“Hainan NCI”) to acquire the remaining 4.25% equity interest of Hainan Yingli, the consideration was RMB138.4 million, which was based on the fair value of Hainan Yingli. As a result, Hainan Yingli became a wholly owned subsidiary of the Company. The difference between the consideration of RMB 138.4 million and the carry value of Non-controlling interest of Hainan at the transaction date of RMB 60.5 million, was recorded in Accumulated deficits for the year ended December 31, 2016. Contemporaneously, Yingli China together with Hainan Yingli signed an agreement with Hainan NCI to dispose all of their equity interest of 26.53% in Hainan Tianneng to Hainan NCI, the consideration was RMB95.8 million. The difference between the consideration of RMB 95.8 million and the carry value of the long term investment in Hainan Tianneng resulted in a gain of RMB 34,295 (US$ 4,940) was recognized in “Other income” in the Consolidated Statements of Comprehensive Loss for year ended December 31, 2016. In addition to the two agreements mentioned above, Hainan NCI, Hainan Tianneng, Yingli China and Hainan Yingli also signed an agreement to netting off the payables and receivables among each other. According to the agreement, Yingli China’s payable of RMB 138.4 million to Hainan NCI for purchase of equity interest of Hainan Yingli, was netted of by total Yingli China and Hainan Yingli’s receivables of RMB 95.8 million from Hainan NCI as a result of disposal of their equity interests in Hainan Tianneng. The difference between the RMB 95.8 million and RMB 138.4 million was settled by i) Yingli China’s accounts receivables of RMB 40 million due from Hainan Tianneng, which was generated from sales of PV modules to Hainan Tianneng in past periods and ii) Yingli China’s net cash payment of RMB 2.6 million to Hainan NCI. The Company classified the net cash payment of RMB 2.6 million as financing activities for the purpose of purchase of Hainan NCI.